Fair Value - Assets Measured at Fair Value on Recurring Basis (Detail) - Recurring basis - USD ($) $ in Thousands	Mar. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Assets:
Cash equivalents	$ 4,510	[1]	$ 65,509	[1],[2]	$ 6,944	[2]
Assets measured at fair value	4,510		65,509		6,944
Liabilities:
Derivative warrant liability	13,592	[3]	16,098	[3],[4]	16,381	[4]
Liabilities measured at fair value	13,592		16,098		16,381
Level 1
Assets:
Cash equivalents	4,510	[1]	65,509	[1],[2]	6,944	[2]
Assets measured at fair value	4,510		65,509		6,944
Liabilities:
Derivative warrant liability	0	[3]	0	[3],[4]	0	[4]
Liabilities measured at fair value	0		0		0
Level 2
Assets:
Cash equivalents	0	[1]	0	[1],[2]	0	[2]
Assets measured at fair value	0		0		0
Liabilities:
Derivative warrant liability	13,592	[3]	16,098	[3],[4]	16,381	[4]
Liabilities measured at fair value	13,592		16,098		16,381
Level 3
Assets:
Cash equivalents	0	[1]	0	[1],[2]	0	[2]
Assets measured at fair value	0		0		0
Liabilities:
Derivative warrant liability	0	[3]	0	[3],[4]	0	[4]
Liabilities measured at fair value	$ 0		$ 0		$ 0

[1]	The carrying amounts approximate fair value due to the short-term maturities of the cash equivalents.
[2]	The carrying amounts approximate fair value due to the short-term maturities of the cash equivalents.
[3]	The Company uses the Black-Scholes option pricing model and assumptions that consider, among other variables, the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants considered to be derivative instruments.
[4]	The Company uses the Black-Scholes option pricing model and assumptions that consider, among other variables, the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants considered to be derivative instruments. Assumptions used are generally consistent with those disclosed for stock based compensation (see Note 12).